UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code: (415) 398-8000

Date of Fiscal Year End: January 31

Date of reporting period: October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of October 31, 2015 are attached hereto.

Item 2.	Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: December 30, 2015

/s/ James H. Andrews
By: James H. Andrews, Treasurer

Date: December 30, 2015

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

SCHEDULES OF INVESTMENTS

AS OF OCTOBER 31, 2015

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS October 31, 2015 (Unaudited)

Quantity		Market Value

	GOLD ASSETS — 20.62% of Total Net Assets
308,995 Troy Oz.	Gold bullion (a)	$352,717,955
350,000 Coins	One-ounce gold coins (a)	409,193,750

	Total Gold Assets (identified cost $778,197,614)	$761,911,705

	SILVER ASSETS — 5.03% of Total Net Assets
11,643,205 Troy Oz.	Silver bullion (a)	$181,238,133
379 Bags	Silver coins (a)	4,784,850

	Total Silver Assets (identified cost $250,034,729)	$186,022,983

Principal Amount
	SWISS FRANC ASSETS — 9.42% of Total Net Assets
CHF —	Swiss franc deposits (a)	$—

CHF 100,000,000	3.000% Swiss Confederation Bonds, 05-12-19	$115,509,134
CHF 100,000,000	2.250% Swiss Confederation Bonds, 07-06-20	116,030,148
CHF 100,000,000	2.000% Swiss Confederation Bonds, 04-28-21	116,736,304

	Total Swiss Confederation bonds	$348,275,586

	Total Swiss Franc Assets (identified cost $315,825,881)	$348,275,586

Number of Shares

	REAL ESTATE AND NATURAL RESOURCE STOCKS — 16.72% of Total Net Assets

	NATURAL RESOURCES — 6.26% of Total Net Assets
200,000	Apache Corporation	$9,426,000
1,400,000	BHP Billiton, Ltd. (b)	46,046,000
200,000	BP, p.l.c. (b)	7,140,000
500,000	Cameco Corporation	7,085,000
500,000	Canadian Natural Resources Ltd.	11,610,000
250,000	Chevron Corporation	22,720,000
250,000	ConocoPhillips	13,337,500
200,000	Devon Energy Corporation	8,386,000
200,000	Exxon Mobil Corporation	16,548,000
4,000,000	Freeport-McMoRan, Inc.	47,080,000
1,500,000	Halcon Resources Corporation (a)	1,051,650
100,000	Peabody Energy Corporation	1,279,000
900,000	Rio Tinto p.l.c (b)	32,859,000
600,000	South32 Limited (b)	3,084,000
800,000	Vale S.A. (b)	3,488,000

		$231,140,150

2	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS October 31, 2015 (Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 10.46% of Total Net Assets
200,000	Alexander & Baldwin, Inc.	$7,548,000
175,000	AvalonBay Communities, Inc.	30,595,250
150,000	Boston Properties, Inc.	18,877,500
200,000	Corporate Office Properties Trust	4,600,000
500,000	Digital Realty Trust, Inc.	36,980,000
500,000	Duke Realty Corporation	10,350,000
500,000	Equity One, Inc.	13,290,000
175,000	Essex Property Trust, Inc.	38,577,000
175,000	Federal Realty Investment Trust	25,110,750
1,700,000	Investors Real Estate Trust	13,804,000
500,000	Kimco Realty Corporation	13,385,000
500,000	Outfront Media, Inc.	11,805,000
1,400,000	Prologis, Inc.	59,822,000
150,000	Texas Pacific Land Trust	22,467,000
500,000	UDR, Inc.	17,230,000
200,000	Urstadt Biddle Properties, Inc.	3,482,000
500,000	Urstadt Biddle Properties, Inc. Class A	10,050,000
175,000	Vornado Realty Trust	17,596,250
600,000	Washington Real Estate Investment Trust	16,206,000
500,000	Weyerhaeuser Company	14,665,000

		$386,440,750

	Total Real Estate and Natural Resource Stocks (identified cost $750,081,962)	$617,580,900

	AGGRESSIVE GROWTH STOCKS — 16.79% of Total Net Assets

	AEROSPACE — .74% of Total Net Assets
125,000	Lockheed Martin Corporation	$27,478,750

		$27,478,750
	CHEMICALS — .74% of Total Net Assets
125,000	Air Products & Chemicals, Inc.	$17,372,500
150,000	Chemtura Corporation (a)	4,791,000
150,000	Mosaic Company	5,068,500

		$27,232,000
	COMMUNICATIONS EQUIPMENT — .33% of Total Net Assets
150,000	Juniper Networks, Inc.	$4,708,500
125,000	Qualcomm, Inc.	7,427,500

		$12,136,000
	COMPUTER SOFTWARE & SERVICES — .41% of Total Net Assets
200,000	Autodesk, Inc. (a)	$11,038,000
200,000	Symantec Corporation	4,120,000

		$15,158,000
	CONSUMER PRODUCTS — .26% of Total Net Assets
100,000	Under Armour, Inc. Class A (a)	$9,508,000

		$9,508,000
	ELECTRICAL EQUIPMENT & ELECTRONICS — .28% of Total Net Assets
500,000	Sanmina Corporation (a)	$10,335,000

		$10,335,000

Continued on following page.	3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS October 31, 2015 (Unaudited)

Number of Shares		Market Value

	ENERGY SERVICES & PROCESSING — 1.43% of Total Net Assets
150,000	Baker Hughes, Inc.	$7,902,000
500,000	HollyFrontier Corporation	24,485,000
2,500,000	Parker Drilling Company (a)	7,150,000
150,000	Phillips 66	13,357,500

		$52,894,500
	ENGINEERING & CONSTRUCTION — .40% of Total Net Assets
200,000	CalAtlantic Group, Inc.	$7,618,000
150,000	Fluor Corporation	7,171,500

		$14,789,500
	ENTERTAINMENT & LEISURE — 4.40% of Total Net Assets
250,000	CBS Corporation Class A	$12,648,750
150,000	Disney (Walt) Company	17,061,000
1,100,000	Facebook, Inc. Class A (a)	112,167,000
200,000	Viacom, Inc. Class A	10,266,000
150,000	Wynn Resorts, Ltd.	10,492,500

		$162,635,250
	FINANCIAL SERVICES — 3.10% of Total Net Assets
4,000,000	Janus Capital Group, Inc.	$62,120,000
500,000	Morgan Stanley	16,485,000
500,000	Schwab (Charles) Corporation	15,260,000
300,000	State Street Corporation	20,700,000

		$114,565,000
	MANUFACTURING — 1.49% of Total Net Assets
150,000	Agilent Technologies, Inc.	$5,664,000
150,000	Harley-Davidson, Inc.	7,417,500
150,000	Illinois Tool Works, Inc.	13,791,000
150,000	IPG Photonics Corporation (a)	12,393,000
150,000	Parker-Hannifin Corporation	15,705,000

		$54,970,500
	MATERIALS — .17% of Total Net Assets
150,000	Nucor Corporation	$6,345,000

		$6,345,000
	PHARMACEUTICALS — 1.31% of Total Net Assets
125,000	Amgen, Inc.	$19,772,500
125,000	Celgene Corporation (a)	15,338,750
125,000	Gilead Sciences, Inc.	13,516,250

		$48,627,500
	RETAIL — .73% of Total Net Assets
100,000	Costco Wholesale Corporation	$15,812,000
150,000	Williams-Sonoma, Inc.	11,062,500

		$26,874,500

	TRANSPORTATION — 1.00% of Total Net Assets
125,000	FedEx Corporation	$19,506,250
125,000	Kansas City Southern	10,345,000
100,000	Ryder System, Inc.	7,178,000

		$37,029,250

	Total Aggressive Growth Stocks (identified cost $356,031,071)	$620,578,750

4	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS October 31, 2015 (Unaudited)

Principal Amount		Market Value

	DOLLAR ASSETS — 29.56% of Total Net Assets

	CORPORATE BONDS — 12.80% of Total Net Assets

	CHEMICALS — .34% of Total Net Assets
$12,500,000	2.750% du Pont (E.I.) de Nemours & Company, 04-01-16	$12,606,463

		$12,606,463
	COMMUNICATIONS EQUIPMENT — .41% of Total Net Assets
15,000,000	5.500% Cisco Systems, Inc., 02-22-16	$15,234,923

		$15,234,923
	FINANCIAL SERVICES — 4.37% of Total Net Assets
22,500,000	1.450% BB&T Corporation, 10-03-16	$22,632,401
37,500,000	1.125% JPMorgan Chase & Company, 02-26-16	37,573,612
50,000,000	3.450% JPMorgan Chase & Company, 03-01-16	50,435,025
23,500,000	5.125% Wells Fargo & Company, 09-15-16	24,357,997
25,750,000	5.750% Wells Fargo Bank, N.A., 05-16-16	26,464,550

		$161,463,585
	INSURANCE — .97% of Total Net Assets
17,500,000	5.650% Ameriprise Financial, Inc., 11-15-15	$17,511,681
12,500,000	5.500% Prudential Financial, Inc., 03-15-16	12,708,862
5,701,000	3.000% Prudential Financial, Inc., 05-12-16	5,765,105

		$35,985,648
	MANUFACTURING — .34% of Total Net Assets
12,500,000	2.875% Bard (C. R.), Inc., 01-15-16	$12,549,506

		$12,549,506
	NATUAL RESOURCES — .41% of Total Net Assets
15,000,000	2.500% Occidental Petroleum Corporation, 02-01-16	$15,072,045

		$15,072,045
	PHARMACEUTICALS — 2.92% of Total Net Assets
60,000,000	1.200% AbbVie, Inc., 11-06-15	$60,001,830
37,500,000	2.300% Amgen, Inc., 06-15-16	37,844,250
10,000,000	5.500% Wyeth, LLC (Pfizer, Inc.), 02-15-16	10,144,455

		$107,990,535
	RETAIL — 2.17% of Total Net Assets
37,500,000	.650% Amazon.com, Inc., 11-27-15	$37,509,300
35,000,000	5.400% Home Depot, Inc., 03-01-16	35,572,565
6,718,000	5.875% Target Corporation, 07-15-16	6,969,085

		$80,050,950
	UTILITIES — .87% of Total Net Assets
12,000,000	.650% Duke Energy Florida, Inc., 11-15-15	$12,000,330
5,000,000	3.000% Georgia Power Company, 04-15-16	5,050,183
14,780,000	2.350% Mississippi Power Company, 10-15-16	14,958,158

		$32,008,671

		$472,962,326

Continued on following page.	5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS October 31, 2015 (Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 16.76% of Total Net Assets
$130,000,000	United States Treasury bond strips (Principal only) 1.552%, 08-15-20 (c)	$120,717,188
125,000,000	United States Treasury bonds 6.250%, 08-15-23	163,854,512
125,000,000	United States Treasury bonds 6.000%, 02-15-26	169,350,839
125,000,000	United States Treasury bonds 5.250%, 11-15-28	165,471,035

		$619,393,574

	Total Dollar Assets (identified cost $1,004,128,423)	$1,092,355,900

	Total Portfolio — 98.14% of total net assets (identified cost $3,454,299,680) (d)	$3,626,725,824
	Other assets, less liabilities (1.86% of total net assets)	68,634,860

	Net assets applicable to outstanding shares	$3,695,360,684

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Aggregate cost for book and federal income tax purposes are the same.

6	See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SHORT-TERM TREASURY PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2015 (Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 99.47% of Total Net Assets
$4,000,000	United States Treasury notes .250%, 11-30-15	$4,000,015
4,000,000	United States Treasury notes .250%, 12-31-15	4,000,657
4,000,000	United States Treasury notes .375%, 01-31-16	4,002,549
4,500,000	United States Treasury notes .250%, 02-29-16	4,501,480
4,500,000	United States Treasury notes .375%, 03-31-16	4,502,925

	Total Portfolio — 99.47% of total net assets (identified cost $21,009,421) (a)	$21,007,626
	Other assets, less liabilities (.53% of total net assets)	111,087

	Net assets applicable to outstanding shares	$21,118,713

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	7

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2015 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 97.08% of Total Net Assets

	CHEMICALS — 11.62% of Total Net Assets
$750,000	5.750% Chemtura Corporation, 07-15-21	$761,250
750,000	7.750% LSB Industries, Inc., 08-01-19	713,438

		$1,474,688

	COMPUTER HARDWARE & PERIPHERALS — 3.23% of Total Net Assets
400,000	4.375% HP, Inc., 09-15-21	$410,017

		$410,017

	ENERGY SERVICES & PROCESSING — 10.80% of Total Net Assets
1,100,000	6.375% GulfMark Offshore, Inc., 03-15-22	$687,500
650,000	8.250% PBF Holding Company, LLC, 02-15-20	682,500

		$1,370,000

	FINANCIAL SERVICES — 3.44% of Total Net Assets
300,000	4.300% Fifth Third Bancorp, 01-16-24	$310,135
105,000	8.600% Raymond James Financial, Inc., 08-15-19	126,531

		$436,666

	INSURANCE — 7.78% of Total Net Assets
140,000	5.375% Berkley (W. R.) Corporation, 09-15-20	$155,593
250,000	5.800% Fairfax Financial Holdings, Ltd., 05-15-21 (a)	265,752
500,000	6.000% Pacific Lifecorp, 02-10-20 (a)	565,570

		$986,915

	LODGING — 2.02% of Total Net Assets
275,000	3.375% Hyatt Hotels Corporation, 07-15-23	$256,569

		$256,569

	MANUFACTURING — 5.89% of Total Net Assets
750,000	3.875% Kennametal, Inc., 02-15-22	$747,660

		$747,660

	MATERIALS — 9.81% of Total Net Assets
700,000	5.200% Carpenter Technology Corporation, 07-15-21	$715,075
500,000	7.875% USG Corporation, 03-30-20 (a)	530,000

		$1,245,075

	NATURAL RESOURCES — 12.67% of Total Net Assets
75,000	7.625% Diamondback Energy, Inc., 10-01-21	$80,063
775,000	3.550% Freeport-McMoRan, Inc., 03-01-22	621,695
950,000	3.700% Murphy Oil Corporation, 12-01-22	787,156
775,000	6.250% Peabody Energy Corporation, 11-15-21	118,188

		$1,607,102

	REAL ESTATE — 15.23% of Total Net Assets
300,000	3.700% Corporate Office Properties, L.P., 06-15-21	$292,815
400,000	3.375% Essex Portfolio, L.P., 01-15-23	391,572
700,000	4.125% Liberty Property LP, 06-15-22	715,198
450,000	7.750% SL Green Realty Corporation, 03-15-20	533,306

		$1,932,891

8	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2015 (Unaudited)

Principal Amount		Market Value

	RESTAURANTS — .90% of Total Net Assets
$116,000	3.350% Darden Restaurants, Inc., 11-01-22	$113,724

		$113,724

	RETAIL — 4.87% of Total Net Assets
600,000	4.000% Kohl’s Corporation, 11-01-21	$618,629

		$618,629

	UTILITIES — 4.42% of Total Net Assets
500,000	6.250% SCANA Corporation, 04-01-20	$560,419

		$560,419

	WASTE & ENVIRONMENTAL SERVICES — 4.40% of Total Net Assets
500,000	5.250% Republic Services, Inc., 11-15-21	$558,058

		$558,058

	Total Portfolio — 97.08% of total net assets (identified cost $13,659,803) (b)	$12,318,413
	Other assets, less liabilities (2.92% of total net assets)	370,197

	Net assets applicable to outstanding shares	$12,688,610

	Notes:

(a)    Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2015, these securities amounted to $1,361,322, or 10.73% of the Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	9

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2015 (Unaudited)

Number of Shares		Market Value

	AGGRESSIVE GROWTH STOCKS — 100.64% of Total Net Assets

	AEROSPACE — 4.94% of Total Net Assets
8,000	Lockheed Martin Corporation	$1,758,640

		$1,758,640

	CHEMICALS — 7.60% of Total Net Assets
10,000	Air Products & Chemicals, Inc.	$1,389,800
20,000	Chemtura Corporation (a)	638,800
20,000	Mosaic Company	675,800

		$2,704,400

	COMMUNICATIONS EQUIPMENT — 4.27% of Total Net Assets
20,000	Juniper Networks, Inc.	$627,800
15,000	Qualcomm, Inc.	891,300

		$1,519,100

	COMPUTER SOFTWARE & SERVICES — 4.26% of Total Net Assets
20,000	Autodesk, Inc. (a)	$1,103,800
20,000	Symantec Corporation	412,000

		$1,515,800

	CONSUMER PRODUCTS — 2.67% of Total Net Assets
10,000	Under Armour, Inc. Class A (a)	$950,800

		$950,800

	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.45% of Total Net Assets
25,000	Sanmina Corporation (a)	$516,750

		$516,750

	ENERGY SERVICES & PROCESSING — 5.72% of Total Net Assets
10,000	Baker Hughes, Inc.	$526,800
25,000	HollyFrontier Corporation	1,224,250
100,000	Parker Drilling Company (a)	286,000

		$2,037,050

	ENGINEERING & CONSTRUCTION — 3.48% of Total Net Assets
20,000	CalAtlantic Group, Inc.	$761,800
10,000	Fluor Corporation	478,100

		$1,239,900

	ENTERTAINMENT & LEISURE — 14.22% of Total Net Assets
10,000	Disney (Walt) Company	$1,137,400
30,000	Facebook, Inc. Class A (a)	3,059,100
10,000	Viacom, Inc. Class A	513,300
5,000	Wynn Resorts, Ltd.	349,750

		$5,059,550

10	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2015 (Unaudited)

Number of Shares		Market Value

	FINANCIAL SERVICES — 10.93% of Total Net Assets
80,000	Janus Capital Group, Inc.	$1,242,400
30,000	Morgan Stanley	989,100
25,000	Schwab (Charles) Corporation	763,000
13,000	State Street Corporation	897,000

		$3,891,500

	MANUFACTURING — 9.14% of Total Net Assets
10,000	Agilent Technologies, Inc.	$377,600
10,000	Harley-Davidson, Inc.	494,500
10,000	Illinois Tool Works, Inc.	919,400
5,000	IPG Photonics Corporation (a)	413,100
10,000	Parker-Hannifin Corporation	1,047,000

		$3,251,600

	MATERIALS — 1.19% of Total Net Assets
10,000	Nucor Corporation	$423,000

		$423,000

	NATURAL RESOURCES — 2.50% of Total Net Assets
70,000	Freeport-McMoRan, Inc.	$823,900
5,000	Peabody Energy Corporation	63,950

		$887,850

	PHARMACEUTICALS — 12.88% of Total Net Assets
10,000	Amgen, Inc.	$1,581,800
13,000	Celgene Corporation (a)	1,595,230
13,000	Gilead Sciences, Inc.	1,405,690

		$4,582,720

	RETAIL — 6.66% of Total Net Assets
8,000	Costco Wholesale Corporation	$1,264,960
15,000	Williams-Sonoma, Inc.	1,106,250

		$2,371,210

	TRANSPORTATION — 8.73% of Total Net Assets
10,000	FedEx Corporation	$1,560,500
10,000	Kansas City Southern	827,600
10,000	Ryder System, Inc.	717,800

		$3,105,900

	Total Portfolio — 100.64% of total net assets (identified cost $16,360,933) (b)	$35,815,770
	Liabilities, less other assets (.64% of total net assets)	(226,698)

	Net assets applicable to outstanding shares	$35,589,072

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	11

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS October 31, 2015 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of October 31, 2015 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$559,652,372	$504	$126,767	$20,772,645
Investments other than securities	16,724,526	—	—	—

	576,376,898	504	126,767	20,772,645
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(306,928,573)	(2,299)	(1,468,157)	(1,317,808)
Investments other than securities	(97,022,181)	—	—	—

	(403,950,754)	(2,299)	(1,468,157)	(1,317,808)

Net unrealized appreciation (depreciation) of investments	$172,426,144	$(1,795)	$(1,341,390)	$19,454,837

VALUATION OF INVESTMENTS

Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins, and deposits of foreign currencies, are valued at the price furnished by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value policies approved by the Fund’s Board of Directors.

12	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS October 31, 2015 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the following three broad levels:

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.	13

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS October 31, 2015 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1 and 2 during the three months ended October 31, 2015 and the Fund held no Level 3 assets during the three months then ended.

As of October 31, 2015 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$761,911,705	$—	$—	$761,911,705
Silver assets	186,022,983	—	—	186,022,983
Swiss franc assets	—	348,275,586	—	348,275,586
Real estate and natural resource stocks	617,580,900	—	—	617,580,900
Aggressive growth stocks †	620,578,750	—	—	620,578,750
Dollar assets:
Corporate bonds †	—	472,962,326	—	472,962,326
United States Treasury securities	619,393,574	—	—	619,393,574

Total Portfolio	$2,805,487,912	$821,237,912	$—	$3,626,725,824

	77.36%	22.64%	—%	100.00%
SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$21,007,626	$—	$—	$21,007,626

Total Portfolio	$21,007,626	$—	$—	$21,007,626

	100.00%	—%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$12,318,413	$—	$12,318,413

Total Portfolio	$—	$12,318,413	$—	$12,318,413

	—%	100.00%	—%	100.00%
AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$35,815,770	$—	$—	$35,815,770

Total Portfolio	$35,815,770	$—	$—	$35,815,770

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for the Permanent Portfolio and the Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for the Permanent Portfolio and the Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds.

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15

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.

SCHEDULES OF INVESTMENTS

OCTOBER 31, 2015

12/15

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2015 Permanent Portfolio Family of Funds, Inc. All rights reserved.